Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)	The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Interest Rate Remeasurement of Future Policy Benefits	Gain (loss) from Changes in Non-Performance Risk on Market Risk Benefits	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2019	$(981)	$86,616	$	$	$85,635
Change in OCI before reclassifications	250	126,329			126,579
Amounts reclassified from AOCI	0	(286)			(286)
Income tax benefit (expense)	(52)	(26,469)			(26,521)
Balance, December 31, 2020	(783)	186,190			185,407
Cumulative effect of adoption of ASU 2018-12	0	(11,979)	(45,378)	48,028	(9,329)
Change in OCI before reclassifications(2)	(259)	(66,843)	13,404	(39,669)	(93,367)
Amounts reclassified from AOCI	0	(418)	0	0	(418)
Income tax benefit (expense)(2)	54	14,125	(2,814)	8,329	19,694
Balance, December 31, 2021	(988)	121,075	(34,788)	16,688	101,987
Change in OCI before reclassifications(2)	(336)	(375,622)	59,865	142,048	(174,045)
Amounts reclassified from AOCI	0	(863)	0	0	(863)
Income tax benefit (expense)(2)	110	79,024	(12,573)	(29,830)	36,731
Balance, December 31, 2022	$(1,214)	$(176,386)	$12,504	$128,906	$(36,190)
(1)Includes cash flow hedges of $14 million, $5 million and $(3) million as of December 31, 2022, 2021 and 2020, respectively.
(2)Amounts were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.

Reclassification out of Accumulated Other Comprehensive Income (Loss)
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$4,895	$2,292	$958
Net unrealized investment gains (losses) on available-for-sale securities	(4,032)	(1,874)	(672)
Total net unrealized investment gains (losses)(4)	863	418	286
Total reclassifications for the period	$863	$418	$286
(1)All amounts are shown before tax.
(2)Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.
(3)See Note 4 for additional information on cash flow hedges.
(4)See table below for additional information on unrealized investment gains (losses), including the impact on DAC and other costs, future policy benefits, policyholders’account balances and other liabilities.

OTTI, Allowance and All Other Net Unrealized Investment Gains (Losses) AOCI Rollforward	The amounts for the periods indicated below, split between amounts related to available-for-sale fixed maturity securities on which an OTTI had been previously recognized, an allowance for credit losses has been recorded, and all other net unrealized investment gains (losses), are as follows:

	Net Unrealized Gains (Losses) on Available-for-Sale Fixed Maturity Securities on which an OTTI Loss has been Recognized	Net Unrealized Gains (Losses) on All Other Investments(1)	Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Income Tax Benefit (Expense)	Accumulated Other Comprehensive Income (Loss) Related to Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2019	$51	$115,988	$8,973	$(15,373)	$(23,023)	$86,616
Reclassification due to implementation of ASU 2016-13 (4)	(51)	51	0	0	0	0
Net investment gains (losses) on investments arising during the period	0	139,971	0	0	(29,394)	110,577
Reclassification adjustment for (gains) losses included in net income	0	(286)	0	0	61	(225)
Impact of net unrealized investment (gains) losses	0	0	19,268	(32,910)	2,864	(10,778)
Balance, December 31, 2020	0	255,724	28,241	(48,283)	(49,492)	186,190
Cumulative effect of adoption of ASU 2018-12	0	0	59,506	(74,668)	3,183	(11,979)
Net investment gains (losses) on investments arising during the period	0	(74,500)	0	0	15,644	(58,856)
Reclassification adjustment for (gains) losses included in net income	0	(418)	0	0	88	(330)
Impact of net unrealized investment (gains) losses(5)	0	0	(22,975)	30,632	(1,607)	6,050
Balance, December 31, 2021	0	180,806	64,772	(92,319)	(32,184)	121,075
Net investment gains (losses) on investments arising during the period	0	(436,527)	0	0	91,638	(344,889)
Reclassification adjustment for (gains) losses included in net income	0	(863)	0	0	181	(682)
Impact of net unrealized investment (gains) losses(5)	0	0	(148,484)	209,389	(12,795)	48,110
Balance, December 31, 2022	$0	$(256,584)	$(83,712)	$117,070	$46,840	$(176,386)
(1)Includes cash flow hedges. See Note 4 for information on cash flow hedges.
(2)"Other costs" primarily includes reinsurance recoverables.
(3)"Other liabilities" primarily includes reinsurance payables.
(4)Represents net unrealized gains (losses) for which an OTTI had been previously recognized.